TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

12. TAXATION

Cayman Islands

Under the current tax laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains. In addition, upon payment of dividends by The9 Limited to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2021, 2022 and 2023. Therefore, no Hong Kong income tax has been provided for in the years presented.

Singapore

The Group’s subsidiaries incorporated in Singapore did not have assessable profits that were derived in Singapore during the years ended December 31, 2021, 2022 and 2023. Therefore, no Singapore income tax has been provided for in the years presented.

PRC

The Group’s subsidiaries and VIE subsidiaries incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which went into effect as of January 1, 2008. The Group’s subsidiaries and VIE subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. The subsidiaries that hold a “High and New Technology Enterprise” (“HNTE”) qualification are subject to a 15% preferential EIT rate. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2017, Shanghai IT renewed its HNTE qualification and obtained approval in 2018, which entitles Shanghai IT to enjoy a preferential EIT rate of 15% during the period from 2018 to 2020. As HNTE qualification has expired in November 2020, Shanghai IT is no longer entitled the HNTE qualification benefits. As Shanghai IT did not have taxable income for the years ended December 31, 2021, 2022 and 2023, Shanghai IT has not benefited from this preferential income tax rate.

United States

The Group’s subsidiaries incorporated in the U.S. are registered in the state of Delaware and are subject to U.S. federal corporate marginal income tax rate of 21% and state income tax rate of 8.7%, respectively.

On December 22, 2017, the U.S. government enacted the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act includes significant changes to the U.S. corporate income tax system including a federal corporate rate reduction from 34% to 21%; limitations on the deductibility of interest expense and executive compensation; creation of the base erosion anti-abuse tax (“BEAT”), a new minimum tax; and the transition of U.S. international taxation from a worldwide tax system to a modified territorial tax system. A majority of the provisions in the Tax Act are effective January 1, 2018.

The Tax Act creates a new requirement that certain income such as Global Intangible Low-Taxed Income (“GILTI”) earned by a controlled foreign corporation (“CFC”) must be included in the gross income of the CFC U.S. shareholder. The Group has evaluated these provisions of the Tax Act and whether taxes due on future U.S. inclusions related to GILTI be recorded as current-period expense when incurred, or factored into measurement of deferred taxes. The Group concluded that the Tax Act had no material effect to the financial statements.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income(loss) are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				(Note 3)
PRC	—	—	—	—
Deferred tax assets
PRC	4,915,611	(35,242,565)	(3,760,466)	(529,651)
Other jurisdictions	(183,867,203)	—	—	—
Subtotal	(178,951,592)	(35,242,565)	(3,760,466)	(529,651)
Change in valuation allowance
PRC	(4,915,611)	35,242,565	3,760,466	529,651
Other jurisdictions	183,867,203	—	—	—
Subtotal	178,951,592	35,242,565	3,760,466	529,651
Income tax expense	—	—	—	—

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	0%	0%	0%
Change in future tax rate (upon expiration of preferential rate)	0%	0%	(1)%
Change of prior year deferred tax assets	(19)%	(11)%	(37)%
Change of valuation allowance	(28)%	(20)%	194%
Income not subject to tax and non-deductible expenses, net	0%	0%	16%
Effect of expired net operating loss	22%	6%	(197)%
PRC withholding tax	0%	0%	0%
Effective EIT rate	0%	0%	0%

Significant components of deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	838,333	619,982	87,323
Temporary differences related to impairment on advances to suppliers	1,955,941	306,444	43,162
Temporary differences related to provision for doubtful accounts	631,200	548,823	77,300
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,466,064)	(3,402,036)	(479,167)
Startup expenses and advertising fees	105,917	53,981	7,603
Temporary differences related to equity investments	9,252,558	9,252,558	1,303,196
Temporary differences related to provision for prepayment for equipment	—	—	—
Tax loss carry forwards	79,322,053	77,499,720	10,915,607
Total deferred tax assets	88,639,938	84,879,472	11,955,024
Less: Valuation allowance	(88,639,938)	(84,879,472)	(11,955,024)
Total deferred tax assets	—	—	—

Movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Beginning balance	123,882,503	88,639,938	12,484,675
Decrease in valuation allowance	(35,242,565)	(3,760,466)	(529,651)
Ending balance	88,639,938	84,879,472	11,955,024

For the years ended December 31, 2022 and 2023, the Group recorded a decrease of valuation allowance of approximately RMB 35.2 million and RMB 3.8 million (US$0.5 million), respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring as unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

As of December 31, 2023, the Group’s PRC subsidiaries had net operating loss carry forwards amounting to RMB 291.6 million which will expire from 2024 to 2028. The Group has provided a full valuation allowance as it is not more likely than not that the net operating losses can be utilized before expiry. According to Caishui [2018] No. 76, with effect from January 1, 2018, losses of qualified HNTE in the current year occurred five years before the year in which the entity qualified for HNTE and have not been made up shall be allowed to be carried forward to subsequent years to be made up, and the maximum carry-forward period shall be extended from five years to ten years.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned after December 31, 2007 from its PRC subsidiaries with operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries established in PRC have been provided as of December 31, 2022 and 2023. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIE because these VIE do not have any accumulated earnings as of December 31, 2022 and 2023. The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2022 and 2023. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months. For the years ended December 31, 2021, 2022 and 2023, the Group did not have any material interest and penalties associated with its tax positions.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2023, the Group is subject to examination by the PRC tax authorities.